Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		December 31
	2014	2013

Income before income taxes and net (income) loss from equity accounted investee	$160,274	$176,265
Income tax expense at the combined basic rate	52,648	59,613
Large corporation and state tax	5,008	4,027
International financing	(23,296)	(11,661)
Withholding tax on foreign dividends	4,649	731
Tax on other non-deductible expenses	1,431	1,441
Non-taxable income	(2,696)	-
Net revisions to certain tax bases and tax rates	(2,137)	(456)
Other	(1,931)	4,748
Income tax expense	$33,676	$58,443

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31
	2014	2013

Deferred income tax assets
Unutilized tax loss carryforwards	$62,614	$64,633
Deferred financing costs and offering expenses	896	-
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	65,047	56,325
Tax value of intangibles and landfill assets in excess of carrying value	6,407	12,263
Other	2,433	819
Valuation allowance	(16,684)	(18,267)
	135,280	130,340

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	100,108	93,382
Carrying value of intangibles and landfill assets in excess of tax value	153,757	159,034
Other	8,263	7,811
	262,128	260,227
Net deferred income tax liabilities	$126,848	$129,887

Canada	$25,098	$36,601
U.S.	101,750	93,286
Net deferred income tax liabilities	$126,848	$129,887

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	December 31
	2014	2013
Income before income tax expense (recovery) and net income or loss from equity accounted investee
Canada	$50,952	$69,717
U.S.	42,619	73,053
Other	66,703	33,495
	$160,274	$176,265

Current income tax expense
Canada	$28,570	$26,045
U.S.	5,290	3,428
Other	166	62
	34,026	29,535

Deferred income tax (recovery) expense
Canada	(9,806)	867
U.S.	9,456	28,041
Other	-	-
	(350)	28,908
Total income tax expense	$33,676	$58,443